Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands		12 Months Ended
	Nov. 25, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Depreciation and amortization		$ 117,212	$ 124,002	$ 118,514
Conversion ratio	0.125
Vessels and equipment, useful life		25 years
Excluding Amortization Of Drydocking Expenditure
Significant Accounting Policies [Line Items]
Depreciation and amortization		$ 88,300	$ 95,100	$ 95,200
Dry-Docking Activity
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives		two and a half years to five years